SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED) - Costs incurred in oil and natural gas property acquisition, development, and exploratory activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED)
Property acquisitions-proved	$ 2,526	$ 1,169,882
Development costs	171,615
ARO liabilities incurred and change in estimates, net	583,981	(411,605)
Total	$ 758,122	$ 758,277